Balance Sheet Detail (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following (in thousands):

	June 30, 2025	December 31, 2024
Prepaid expenses	$41	$20
Receivables for Investment	—	312
Other current assets	207	103
Total prepaid expenses and other current assets	$248	$435

Prepaid expenses and other current assets consisted of the following (in thousands):

	Years Ended December 31,
	2024	2023
Prepaid expenses	$20	$21
Receivables for Investment	312	—
Other current assets	103	83
Total prepaid expenses and other current assets	$435	$104

Schedule of Property and Equipment, Net

Property and equipment, net consisted of the following (in thousands):

	June 30, 2025	December 31, 2024
Computers and peripheral equipment	$385	$377
Office furniture and equipment	46	46
Electronic equipment	290	290
Leasehold improvements	18	18
	739	731
Less: accumulated depreciation	(651)	(626)
Total property and equipment, net	$88	$105

Property and equipment, net consisted of the following (in thousands):

	Years Ended December 31,
	2024	2023
Computers and peripheral equipment	$377	$333
Office furniture and equipment	46	46
Electronic equipment	290	300
Leasehold improvements	18	18
	731	697
Less: accumulated depreciation	(626)	(568)
Total property and equipment, net	$105	$129

Schedule of Accrued and Other Current Liabilities

Accrued and other current liabilities was composed of the following (in thousands):

	June 30, 2025	December 31, 2024
Employee and related accruals	$631	$627
Accrued expenses	1,251	1,271
Other	82	69
Total accrued and other current liabilities	$1,964	$1,967

Accrued and other current liabilities was composed of the following (in thousands):

	Years Ended December 31,
	2024	2023
Employee and related accruals	$627	$287
Accrued expenses	1,271	1,550
Other	69	30
Total accrued and other current liabilities	$1,967	$1,867